Merlyn.AI SectorSurfer Momentum ETF
Schedule of Investments
June 30, 2023 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.9%
58,637	Communication Services Select Sector SPDR Fund	$3,816,096
55,978	iShares Europe ETF	2,829,128
48,509	iShares U.S. Home Construction ETF (a)	4,144,609
38,783	SPDR S&P Homebuilders ETF (a)	3,114,275
26,959	Vanguard Communication Services ETF	2,866,011
10,233	Vanguard Growth ETF (a)	2,895,530
		19,665,649
	TOTAL INVESTMENT COMPANIES (Cost $18,649,393)	19,665,649

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 28.2%
5,553,300	First American Government Obligations Fund - Class X, 5.01% (b)	5,553,300
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,553,300)	5,553,300

MONEY MARKET FUNDS - 0.1%
15,669	First American Government Obligations Fund - Class X, 5.01% (b)	15,669
	TOTAL MONEY MARKET FUNDS (Cost $15,669)	15,669

	TOTAL INVESTMENTS (Cost $24,218,362) - 128.2%	25,234,618
	Liabilities in Excess of Other Assets - (28.2%)	(5,558,108)
	TOTAL NET ASSETS - 100.0%	$19,676,510

Percentages are stated as a percent of net assets.

(a)	This security or a portion of this security was out on loan as of June 30, 2023. Total loaned securities had a market value of $5,467,260 as of June 30, 2023.

(b)	Rate shown is the 7-day effective yield.

Merlyn.AI Bull-Rider Bear-Fighter ETF
Schedule of Investments
June 30, 2023 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.8%
22,629	iShares 1-3 Year Treasury Bond ETF	$1,834,759
31,059	iShares Morningstar Growth ETF	1,936,262
45,681	iShares MSCI Mexico ETF (a)	2,840,445
40,858	SPDR EURO STOXX 50 ETF (a)	1,878,651
89,825	SPDR S&P Homebuilders ETF (a)	7,212,947
23,830	Vanguard Long-Term Corporate Bond ETF	1,870,417
8,167	Vanguard Mega Cap Growth ETF	1,921,858
		19,495,339
	TOTAL INVESTMENT COMPANIES (Cost $18,528,199)	19,495,339

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 23.2%
4,535,400	First American Government Obligations Fund - Class X, 5.01% (b)	4,535,400
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,535,400)	4,535,400

MONEY MARKET FUNDS - 0.3%
60,385	First American Government Obligations Fund - Class X, 5.01% (b)	60,385
	TOTAL MONEY MARKET FUNDS (Cost $60,385)	60,385

	TOTAL INVESTMENTS (Cost $23,123,984) - 123.3%	24,091,124
	Other Liabilities in Excess of Assets - (23.3%)	(4,548,347)
	TOTAL NET ASSETS - 100.0%	$19,542,777

Percentages are stated as a percent of net assets.

(a)	This security or a portion of this security was out on loan as of June 30, 2023. Total loaned securities had a market value of $4,457,554 as of June 30, 2023.

(b)	Rate shown is the 7-day effective yield.

MERLYN.AI ETFs

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2023, the Funds did not hold any securities valued by an investment committee.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

MERLYN.AI ETFs

The following is a summary of the fair value classification of each Fund’s investments as of June 30, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Merlyn.AI Bull-Rider Bear-Fighter ETF
Assets*
Investment Companies	$19,495,339	$-	$-	$19,495,339
Investments purchased with Proceeds from Securities Lending	4,535,400	-	-	4,535,400
Money Market Funds	60,385	-	-	60,385
Total Investments in Securities	$24,091,124	$-	$-	$24,091,124

Merlyn.AI SectorSurfer Momentum ETF
Assets*
Investment Companies	$19,665,649	$-	$-	$19,665,649
Investments purchased with Proceeds from Securities Lending	5,553,300	-	-	5,553,300
Money Market Funds	15,669	-	-	15,669
Total Investments in Securities	$25,234,618	$-	$-	$25,234,618

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended June 30, 2023, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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